MINERAL PROPERTY INTERESTS (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Statement [Line Items]
Balance Begin	$ 340,000	$ 1
Acquisition - cash payments	100,000	105,000
Acquisition - share issuance		210,000
Acquisition - royalty payments	25,000	25,000
Disposals		0
Balance End	365,000	340,000
Maestros Property [Member]
Statement [Line Items]
Balance Begin	340,000	0
Acquisition - cash payments	0	105,000
Acquisition - share issuance		210,000
Acquisition - royalty payments	25,000	25,000
Disposals		0
Balance End	365,000	340,000
Angel's Camp Royalty [Member]
Statement [Line Items]
Balance Begin	0	1
Acquisition - cash payments	0	0
Acquisition - share issuance		0
Acquisition - royalty payments	0	0
Disposals		1
Balance End	0	0
Jake Property [Member]
Statement [Line Items]
Balance Begin	0	0
Acquisition - cash payments	100,000	0
Acquisition - share issuance		0
Acquisition - royalty payments	0	0
Disposals		0
Balance End	$ 100,000	$ 0